Commitments and Contingencies	12 Months Ended
Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Legal and Environmental Matters
The Company and its subsidiaries are involved in litigation and claims arising out of their prior businesses and arising in the ordinary course out of their current businesses, which include, among other things, indemnification and other claims and litigations involving HRG’s and its subsidiaries’ business practices, transactions, workers compensation matters, environmental matters, and personal injury claims. However, based on currently available information, including legal defenses available to the Company, and given the Company’s existing accruals and related insurance coverage, the Company does not believe that the outcome of these legal, environmental and regulatory matters will have a material effect on its financial position, results of operations or cash flows.
HRG
HRG is a defendant in various litigation matters generally arising out of its legacy businesses. HRG does not believe that any of the matters or proceedings presently pending will have a material adverse effect on its results of operations, financial condition, liquidity or cash flows. See discussion above under the heading “Legal and Environmental Matters”.
Spectrum Brands
Spectrum Brands is a defendant in various litigation matters generally arising out of the ordinary course of business. Spectrum Brands does not believe that any of the matters or proceedings presently pending will have a material adverse effect on its results of operations, financial condition, liquidity or cash flows.
Environmental. Spectrum Brands has provided for the estimated costs of $4.4 as of September 30, 2017 and 2016 associated with environmental remediation activities at some of its current and former manufacturing sites. Spectrum Brands believes that any additional liability in excess of the amounts provided that may result from resolution of these matters, will not have a material adverse effect on the financial condition, results of operations or cash flows of Spectrum Brands.
Product Liability. Spectrum Brands may be named as a defendant in lawsuits involving product liability claims. Spectrum Brands has recorded and maintains an estimated liability in the amount of management’s estimate for aggregate exposure for such liabilities based upon probable loss from loss reports, individual cases, and losses incurred but not reported. As of September 30, 2017 and 2016, Spectrum Brands recognized $5.3 and $5.6 in product liability accruals, respectively, included in “Accounts payable and other current liabilities” in the accompanying Consolidated Balance Sheets. Spectrum Brands believes that any additional liability in excess of the amounts provided that may result from resolution of these matters, will not have a material adverse effect on the consolidated financial condition, results of operations or cash flows of Spectrum Brands.
Product Warranty. Spectrum Brands recognizes an estimated liability for standard warranty on certain products when revenue on the sale of the warranted products is recognized. Estimated warranty costs incorporate replacement parts, products and delivery, and are recorded as a cost of goods sold at the time of product shipment based on historical and projected warranty claim rates, claims experience and any additional anticipated future costs on previously sold products. Spectrum Brands recognized $6.4 and $7.0 of warranty accruals as of September 30, 2017 and 2016, respectively, included in “Accounts payable and other current liabilities” in the accompanying Consolidated Balance Sheets.
Product Safety Recall. On June 10, 2017, Spectrum Brands initiated a voluntary safety recall of various rawhide chew products for dogs sold by Spectrum Brands due to possible chemical contamination. As a result, during Fiscal 2017, Spectrum Brands recognized a loss related to the recall of $35.8, which comprised of inventory write-offs of $15.0 for inventory at our distribution centers and production facilities that were either disposed or to be disposed, customer losses of $7.1 for returned or disposed product held by our customers, and $13.7 of incremental costs to dispose of product and operational expenses incurred during a temporary shutdown of production facilities. Spectrum Brands suspended production at facilities impacted by the product safety recall, completed a comprehensive manufacturing review and subsequently recommenced production during the fourth quarter of Fiscal 2017. The amounts for customer losses reflect the cost of the affected products returned to or replaced by Spectrum Brands and the expected cost to reimburse customers for costs incurred by them related to the recall. The incremental costs incurred directly by Spectrum Brands do not include lost earnings associated with interruption of production at Spectrum Brands’ facilities, or the costs to put into place corrective and preventative actions at those facilities. As of September 30, 2017, Spectrum Brands had an outstanding accrual of $5.8 associated with expected customer losses and disposal costs. Spectrum Brands’ estimates for losses related to the recall are provisional and were determined based on an assessment of information currently available and may be revised in subsequent periods as Spectrum Brands continues to work with its customers to substantiate claims received to date and any additional claims that may be received. There have been no lawsuits or claims filed against Spectrum Brands related to the recalled product.
FGL (Business Held for Sale)
FGL is involved in various pending or threatened legal proceedings, including purported class actions, arising in the ordinary course of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. In the opinion of FGL’s management and in light of existing insurance and other potential indemnification, reinsurance and established accruals, such litigation is not expected to have a material adverse effect on FGL’s financial position, although it is possible that the results of operations and cash flows could be materially affected by an unfavorable outcome in any one period.
FGL has assessed amounts by the state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At September 30, 2017, FGL had accrued $2.1 for guaranty fund assessments that is expected to be offset by estimated future premium tax deductions of $2.0.
FGL has received inquiries from a number of state regulatory authorities regarding its use of the U.S. Social Security Administration’s Death Master File (the “Death Master File”) and compliance with state claims practices regulation. Legislation requiring insurance companies to use the Death Master File to identify potential claims has been enacted in a number of states. As a result of these legislative and regulatory developments, in May 2012, FGL undertook an initiative to use the Death Master File and other publicly available databases to identify persons potentially entitled to benefits under life insurance policies, annuities and retained asset accounts. In addition, FGL has received audit and examination notices from several state agencies responsible for escheatment and unclaimed property regulation in those states and in some cases has challenged the audits including litigation against the Controller for the State of California which is subject to a stay and separate litigation against the Treasurer for the State of Illinois. FGL believes its current accrual will cover the reasonably estimated liability arising out of these developments, however costs that cannot be reasonably estimated as of the date of this filing are possible as a result of ongoing regulatory developments and other future requirements related to these matters.
On June 30, 2017, a putative class action complaint was filed against FGL in the United States District Court for the District of Maryland, captioned Brokerage Insurance Partners v. Fidelity & Guaranty Life Insurance Company, Fidelity & Guaranty Life, FS Holdco II Ltd, and John Doe, No.17-cv-1815. The complaint alleges that FGL breached the terms of its agency agreement with Brokerage Insurance Partners (“BIP”) and other agents by changing certain compensation terms. The complaint asserts, among other causes of action, breach of contract, defamation, tortious interference with contract, negligent misrepresentation, and violating of the Racketeer Influenced and Corrupt Organizations Act (“RICO”). The complaint seeks to certify a class composed of all persons who entered into an agreement with FGL to sell life insurance and who sold at least one life insurance policy between January 1, 2015 and January 1, 2017. The complaint seeks unspecified compensatory, consequential, and punitive damages in an amount not presently determinable, among other forms of relief. On September 1, 2017, FGL filed a counterclaim against BIP and John and Jane Does 1-10, asserting, among other causes of action, breach of contract, fraud, civil conspiracy and violations of RICO. As of the date of this report, FGL does not have sufficient information to determine whether it has exposure to any losses that would be either probable or reasonably estimable with respect to this matter.
On July 5, 2013, Plaintiff Eddie L. Cressy filed a putative class complaint captioned Cressy v. Fidelity Guaranty [sic] Life Insurance Company, et. al. (“Cressy”) in the Superior Court of California, County of Los Angeles (the “LA Court”), Case No. BC-514340. The complaint was filed after the Plaintiff was unable to maintain an action in federal court. The complaint asserted, inter alia, that the Plaintiff and members of the putative class relied on defendants’ advice in purchasing allegedly unsuitable equity-indexed insurance policies.
On January 2, 2015, the Court entered Final Judgment in Cressy, certifying the class for settlement purposes, and approving the class settlement reached on April 4, 2014. On August 10, 2015, FGL tendered $1.3 to the Settlement Administrator for a claim review fund. FGL implemented an interest enhancement feature for certain policies as part of the class settlement, which enhancement began on October 12, 2015. On October 24, 2016, the parties filed a joint motion to amend the January 2, 2015 final order and judgment, to extend the deadline for settlement completion from October 24, 2016 to December 5, 2016. On December 5, 2016, Plaintiff Cressy filed a Notice of Filing Declaration of Settlement Administrator and Status of Completion of Settlement; the Declaration of Settlement Administrator included a certification by the Settlement Administrator that FGL had complied in all respects with the class settlement and that all eligible claims had been paid and the interest enhancement had been implemented pursuant to the terms of the class settlement. On March 24, 2017, the Court entered a Minute Order indicating that it was satisfied that the parties had fully and finally performed all of the terms of the settlement and recorded the matter as complete without the need for any further hearings.
On January 7, 2015, a putative class action complaint (“Ludwick Litigation”) was filed in the United States District Court, Western District of Missouri (the “District Court”), captioned Dale R. Ludwick, on behalf of Herself and All Others Similarly Situated (the “Plaintiff”) v. HRG, FGL Insurance, Raven Re, and Front Street Cayman (together, the “Defendants”). The complaint alleged violations of the RICO, requested injunctive and declaratory relief and sought unspecified compensatory damages for the putative class in an amount not presently determinable, treble damages, and other relief, and claims the Plaintiff overpaid for her annuity. On February 12, 2016, the District Court granted the Defendants’ joint motion to dismiss the Plaintiff’s claims. On March 3, 2016, the Plaintiff filed a Notice of Appeal to the United States Court of Appeals for the Eighth Circuit (the “Court of Appeals”). On April 13, 2017, the Court of Appeals affirmed the District Court’s decision to dismiss the Plaintiff’s claims. The Plaintiff’s time to seek discretionary review of this matter expired on July 12, 2017. As of the date of this report, FGL does not have sufficient information to determine whether FGL has exposure to any losses that would be either probable or reasonably estimable beyond the $1.8 expense incurred by FGL to date.
Guarantees
Throughout its history, the Company has entered into indemnifications in the ordinary course of business with customers, suppliers, service providers, business partners and, in certain instances, when it sold businesses. Additionally, the Company has indemnified its directors and officers who are, or were, serving at the request of the Company in such capacities. Although the specific terms or number of such arrangements is not precisely known due to the extensive history of past operations, costs incurred to settle claims related to these indemnifications have not been material to the Company’s financial statements. The Company has no reason to believe that future costs to settle claims related to its former operations will have a material impact on its financial position, results of operations or cash flows.
Unfunded Investment Commitments
FGL has unfunded investment commitments of $196.6 as of September 30, 2017 based upon the timing of when investments are executed compared to when the actual investments are funded, as some investments require that funding occur over a period of months or years.